S000079471 [Member] Investment Objectives and Goals - AB US High Dividend ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB US High Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is current income and long-term growth of capital.